Shareholder Report, Holdings (Details) - C000032294	Jun. 30, 2025
Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	3.20%
ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Tokio Marine Holdings, Inc.FR_651312902
Holdings [Line Items]
Percent of Net Asset Value	2.80%
London Stock Exchange Group PLCFR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Mitsubishi UFJ Financial Group, Inc.FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Standard Chartered PLCFR_040828907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
France
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Japan
Holdings [Line Items]
Percent of Net Asset Value	17.90%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Germany
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Spain
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%